Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Computer and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Revenue equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years	[1]
Revenue equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years	[1]
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years

[1]	Revenue equipment are trucks, trailers and refrigerator containers used only for providing trucking services.